Consulting Agreement	6 Months Ended
Jun. 30, 2012
Consulting Agreement Disclosure [Abstract]
Consulting Agreement Disclosure [Text Block]
11.	Consulting Agreement –

On March 7, 2012, a consulting agreement with Mr. Richard Miller, the Chairman of the Board, was approved by the Company’s Board of Directors. The agreement provides for consulting fees in the amount of $100,000 and contains the same terms and conditions as the earlier agreement that expired March 31, 2012.